Weighted Average Useful Life for Each Component of Contract Acquisition Costs (Detail) - Contract Acquisition Costs	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	13 years 3 months 18 days
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	14 years 8 months 12 days
Conversion costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	12 years 3 months 18 days